                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                        BRIGHTHOUSE SEPARATE ACCOUNT A

                 SERIES VA (OFFERED ON AND AFTER MAY 2, 2016)

   Supplement dated October 29, 2018 to the Prospectus dated April 30, 2018

Effective for new contracts issued on and after November 12, 2018, Brighthouse Life Insurance Company ("we," "us," or "our") will improve certain GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates available under the FlexChoice Access Level and FlexChoice Access Expedite variations of the GLWB rider offered with Series VA (offered on and after May 2, 2016) variable annuity contracts issued by us.

CONTRACTS ISSUED PRIOR TO JULY 23, 2018 WILL RECEIVE THE FLEXCHOICE ACCESS GLWB
                 --------
 WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED IN THE APRIL 30, 2018 PROSPECTUS. CONTRACTS ISSUED ON AND BETWEEN JULY 23, 2018 AND NOVEMBER 11,
                                  --------------
 2018 WILL RECEIVE THE FLEXCHOICE ACCESS GLWB WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED IN THE JULY 9, 2018 SUPPLEMENT TO THE
APRIL 30, 2018 PROSPECTUS. CONTRACTS ISSUED ON AND AFTER NOVEMBER 12, 2018 WILL
                                            ------------
 RECEIVE THE NEW GLWB WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED BELOW. Please see "Purchase--Allocation of Purchase Payments" in the prospectus for information on how we process applications for new contracts. Please note, the administrative procedures for processing contract applications may vary among the selling firms through which we issue the contracts. Please speak with your financial representative about how to purchase a new contract with a GLWB rider offering the new GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 10366, Des Moines, Iowa 50306-0366, or call us at (800) 343-8496, to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

NEW GLWB RATE TABLE EFFECTIVE NOVEMBER 12, 2018
-----------------------------------------------

Under "Living Benefits--Guaranteed Lifetime Withdrawal Benefit--GLWB Rate Table" in the prospectus, for FlexChoice Access Level and FlexChoice Access Expedite, insert the following new rows as the first rows of the FlexChoice Access Level and FlexChoice Access Expedite rate tables:

FLEXCHOICE ACCESS LEVEL

Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.

---------------------------------------------------------------------------------------------------------------------------------
DATE         DATE      ROLLUP ROLLUP RATE  LIFETIME   MINIMUM                GLWB WITHDRAWAL RATE        GLWB LIFETIME GUARANTEE
FIRST        LAST      RATE   PERIOD END   WITHDRAWAL SPOUSAL AGE            (WHEN ACCOUNT VALUE         RATE
AVAILABLE    AVAILABLE        DATE         AGE                               IS GREATER THAN $0)/2/      (WHEN ACCOUNT VALUE
                                                                                                         IS REDUCED TO $0)
---------------------------------------------------------------------------------------------------------------------------------
                                                                             AGE AT 1ST      WITHDRAWAL   SINGLE        JOINT
                                                                             WITHDRAWAL         RATE     LIFETIME     LIFETIME
                                                                             AFTER AGE                   GUARANTEE    GUARANTEE
                              10th           59 1/2   Your Spouse's          59 1/2                        RATE         RATE
11/12/18/1/     --      5.00% Contract                Date of Birth may      ----------------------------------------------------
                              Anniversary             not be more than 10    59 1/2 to less    4.35%       4.35%        3.35%
                                                      years after your Date  than 65
                                                      of Birth.              ----------------------------------------------------
                                                                             65 to less        5.35%       5.35%        4.35%
                                                                             than 75
                                                                             ----------------------------------------------------
                                                                             75 to less        5.60%       5.60%        4.60%
                                                                             than 80
---------------------------------------------------------------------------------------------------------------------------------

                                                                 SUPP-FCVA-1018

-----------------------------------------------------------------------------------------------------------------
DATE       DATE      ROLLUP ROLLUP RATE  LIFETIME   MINIMUM      GLWB WITHDRAWAL RATE    GLWB LIFETIME GUARANTEE
FIRST      LAST      RATE   PERIOD END   WITHDRAWAL SPOUSAL AGE  (WHEN ACCOUNT VALUE     RATE
AVAILABLE  AVAILABLE        DATE         AGE                     IS GREATER THAN $0)/2/  (WHEN ACCOUNT VALUE
                                                                                         IS REDUCED TO $0)
-----------------------------------------------------------------------------------------------------------------
                                                                 80+        6.10%        6.10%        5.10%
-----------------------------------------------------------------------------------------------------------------

FLEXCHOICE ACCESS EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

------------------------------------------------------------------------------------------------------------------------------
DATE          DATE      ROLLUP ROLLUP      LIFETIME   MINIMUM              GLWB WITHDRAWAL RATE   GLWB LIFETIME GUARANTEE RATE
FIRST         LAST      RATE   RATE        WITHDRAWAL SPOUSAL              (WHEN ACCOUNT VALUE    (WHEN ACCOUNT VALUE
AVAILABLE     AVAILABLE        PERIOD END  AGE        AGE                  IS GREATER THAN $0)/2/ IS REDUCED TO $0)
                               DATE
------------------------------------------------------------------------------------------------------------------------------
                                                                           AGE AT 1ST WITHDRAWAL  AGE WHEN  SINGLE     JOINT
                                                                           WITHDRAWAL    RATE     ACCOUNT  LIFETIME  LIFETIME
                                                                           AFTER AGE              VALUE IS GUARANTEE GUARANTEE
                                                                           59 1/2                 REDUCED    RATE      RATE
                                                                                                  TO
                                                                                                  ZERO
                                                      Your Spouse's Date   ---------------------------------------------------
                                                      of Birth may not be                         79 or
                                                      more than 10 years   59 1/2 to     5.00%    younger    3.75%     2.75%
                                                      after your Date of   less than              ----------------------------
                               10th          59 1/2   Birth.               65                     80+        4.00%     3.00%
 11/12/18/1/      --     5.00% Contract                                    ---------------------------------------------------
                               Anniversary                                                        79 or
                                                                           65 to less    6.00%    younger    4.75%     3.75%
                                                                           than 75                ----------------------------
                                                                                                  80+        5.00%     4.00%
                                                                           ---------------------------------------------------
                                                                                                  79 or
                                                                           75 to less    6.00%    younger    4.75%     3.75%
                                                                           than 80                ----------------------------
                                                                                                  80+        5.00%     4.00%
                                                                           ---------------------------------------------------
                                                                                                  79 or
                                                                           80+           6.75%    younger     N/A       N/A
                                                                                                  ----------------------------
                                                                                                  80+        5.75%     4.75%
------------------------------------------------------------------------------------------------------------------------------

1. FlexChoice Access and the GLWB Death Benefit currently are available for purchase in all states. FlexChoice is no longer available for purchase.

2. When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


P.O. Box 10366                                       Telephone: (800) 343-8496
Des Moines, Iowa 50306-0366